Other Accounts Payables - Schedule of Other Accounts Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Payables [Abstract]
Accrued expenses	$ 353	$ 500
Employees and liabilities in respect thereof	326	341
Advance payments from customers	212	128
Institutions	164	121
Warranty provision	35	35
Related parties	6	8
Other	16	14
Total other accounts payables	$ 1,112	$ 1,147